Business Segments (Income Statement by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 272,948	$ 267,037	$ 274,003	$ 250,231	$ 247,700	$ 198,709	$ 201,115	$ 171,096	$ 1,064,219	$ 818,620	$ 587,635
Operating income (loss)	$ (381,026)	$ 2,436	$ (11,702)	$ (6,706)	$ (27,105)	$ (13,919)	$ (79,956)	$ (20,615)	(396,998)	(141,595)	(128,952)
Goodwill and intangible asset impairments									363,522	69,062	0
Transaction expenses									3,446	6,511	865
Loss (gain) on disposal of assets and other									(438)	2,097	2,638
Depreciation and amortization									74,508	65,129	61,760
Capital expenditures									24,043	26,709	16,828
Operating Segments
Segment Reporting Information [Line Items]
Operating income (loss)									(30,468)	(63,925)	(125,449)
Operating Segments | Drilling & Downhole
Segment Reporting Information [Line Items]
Revenues									334,019	310,523	283,010
Operating income (loss)									(33,335)	(47,106)	(62,439)
Depreciation and amortization									31,985	38,463	41,231
Capital expenditures									8,067	7,093	8,232
Operating Segments | Completions
Segment Reporting Information [Line Items]
Revenues									373,107	184,182	72,241
Operating income (loss)									31,924	8,797	(36,225)
Depreciation and amortization									33,943	17,631	13,145
Capital expenditures									4,997	4,789	2,099
Operating Segments | Production
Segment Reporting Information [Line Items]
Revenues									361,407	327,287	233,754
Operating income (loss)									6,022	7,811	655
Depreciation and amortization									8,407	8,608	6,738
Capital expenditures									4,877	6,855	1,953
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues									(4,314)	(3,372)	(1,370)
Corporate
Segment Reporting Information [Line Items]
Operating income (loss)									(35,079)	(33,427)	(27,440)
Depreciation and amortization									173	427	646
Capital expenditures									$ 6,102	$ 7,972	$ 4,544